Share capital, stock options and other stock-based plans - Stock-based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ (221)	$ (140)	$ 515	$ 1,352
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	0	36	0	113
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	12	53	40	216
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	(215)	(269)	465	875
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ (18)	$ 40	$ 10	$ 148